VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—12.9%
U.S. Treasury Bond 1.875%, 11/15/51	$ 3,165	$ 2,004
U.S. Treasury Notes
0.125%, 3/31/23	3,555	3,518
0.125%, 8/31/23	10,110	9,805
2.500%, 4/30/24	5,320	5,169
0.250%, 5/31/25	5,135	4,662
0.625%, 12/31/27	1,880	1,593
1.875%, 2/15/32	5,960	5,056
Total U.S. Government Securities (Identified Cost $33,728)		31,807

Municipal Bonds—0.6%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	470	444
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	73
New York—0.3%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	665	715
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	295	266
Total Municipal Bonds (Identified Cost $1,681)		1,498

Foreign Government Securities—5.7%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	400	370
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	445	363
144A 5.875%, 2/16/31(1)	510	353
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)(3)	920	64
RegS 7.650%, 4/21/25(2)(3)(4)	1,500	105
Dominican Republic 144A 4.875%, 9/23/32(1)	1,120	926
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(4)	1,175	1,059
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	200	158
144A 5.500%, 12/11/42(1)	410	349
Republic of Angola 144A 8.250%, 5/9/28(1)	865	783
	Par Value	Value

Foreign Government Securities—continued
Republic of Argentina 3.500%, 7/9/41(5)	$ 1,470	$ 416
Republic of Colombia
4.500%, 3/15/29	395	340
3.125%, 4/15/31	250	185
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	445	431
Republic of Ecuador 144A 5.500%, 7/31/30(1)(5)	505	321
Republic of Guatemala 144A 5.250%, 8/10/29(1)	460	441
Republic of Indonesia
2.850%, 2/14/30	790	704
144A 4.350%, 1/8/27(1)	370	364
Republic of Nigeria 144A 7.375%, 9/28/33(1)	520	369
Republic of Panama 3.298%, 1/19/33(6)	495	401
Republic of Philippines 3.700%, 3/1/41	965	787
Republic of South Africa 5.875%, 4/20/32	830	746
Republic of Turkey
9.875%, 1/15/28	230	238
7.625%, 4/26/29	1,025	967
Saudi Government International Bond 144A 5.500%, 10/25/32(1)	670	710
Saudi International Bond 144A 4.500%, 10/26/46(1)	770	679
State of Qatar 144A 3.750%, 4/16/30(1)	620	598
United Mexican States
3.500%, 2/12/34	450	361
4.500%, 1/31/50	635	483
Total Foreign Government Securities (Identified Cost $17,257)		14,071

Mortgage-Backed Securities—13.5%
Non-Agency—13.5%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,274
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	964
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	602
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	1,790
2021-SFR3, D 144A 2.177%, 10/17/38(1)	335	280
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	122	112
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	103	95
2021-1R, A1 144A 1.175%, 10/25/48(1)(5)	457	359
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.234%, 4/15/37(1)(5)	$ 375	$ 366
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(5)	89	81
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(1)(5)	972	775
2022-CLS, A 144A 5.760%, 10/13/27(1)	603	590
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	219	184
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	445	387
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(1)(5)	250	231
2022-R2, A1 144A 3.750%, 12/25/61(1)(5)	239	225
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	206
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(5)	1,000	899
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	39	36
2021-2, A3 144A 1.291%, 6/25/66(1)(5)	526	396
2022-1, A1 144A 2.206%, 1/25/67(1)(5)	301	252
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	688
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,105
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,010	848
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(5)	47	42
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(5)	1,405	1,157
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	45	42
2014-5, B2 144A 2.787%, 10/25/29(1)(5)	238	197
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(1)(5)	450	426
MetLife Securitization Trust 2017-1A, M1 144A 3.441%, 4/25/55(1)(5)	425	370
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(5)	375	349
2017-3, B1 144A 3.250%, 1/25/61(1)(5)	680	552
2019-1, M2 144A 3.500%, 10/25/69(1)(5)	779	661
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(5)	512	466
	Par Value	Value

Non-Agency—continued
2016-4A, B1A 144A 4.500%, 11/25/56(1)(5)	$ 407	$ 374
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	35	34
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	66	63
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(5)	497	371
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(5)	385	358
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(5)	896	827
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(5)	179	159
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(5)	380	346
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	948
2021-SFR6, C 144A 1.855%, 7/17/38(1)	505	429
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(5)	64	62
Sequoia Mortgage Trust 2013-8, B1 3.488%, 6/25/43(5)	170	160
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(5)	188	149
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(5)	337	331
2016-4, B1 144A 3.890%, 7/25/56(1)(5)	485	443
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	550	513
2017-4, A2 144A 3.000%, 6/25/57(1)(5)	850	762
2018-6, A1A 144A 3.750%, 3/25/58(1)(5)	91	89
2018-6, A2 144A 3.750%, 3/25/58(1)(5)	1,925	1,645
2019-2, A2 144A 3.750%, 12/25/58(1)(5)	1,198	1,044
2020-1, M1 144A 3.500%, 1/25/60(1)(5)	305	238
2017-6, A2 144A 3.000%, 10/25/57(1)(5)	665	596
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	550
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	692
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(5)	1,405	1,341
UBS Commercial Mortgage Trust 2012-C1, D 144A 6.446%, 5/10/45(1)(5)	176	160
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(5)	467	404

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(5)	$ 652	$ 590
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(5)	162	145
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(5)	310	262
2021-3, A1 144A 1.046%, 6/25/66(1)(5)	135	108
2022-5, A1 144A 3.800%, 4/25/67(1)(5)	880	806
2022-7, A1 144A 5.152%, 7/25/67(1)(5)	499	485
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	135	121
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	665	634
Total Mortgage-Backed Securities (Identified Cost $37,457)		33,246

Asset-Backed Securities—12.1%
Automobiles—4.6%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	825	808
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	525	522
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	813	808
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	825	752
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	690	662
2022-N1, D 144A 4.130%, 12/11/28(1)	685	645
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	1,040	1,017
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	750	720
2020-3A, E 144A 4.310%, 7/15/27(1)	940	897
2022-2A, D 144A 6.150%, 4/17/28(1)	650	623
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(1)	530	490
LAD Auto Receivables Trust 2022-1A, A 144A 5.210%, 6/15/27(1)	630	620
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	520	493
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	114	114
2020-1A, C 144A 5.940%, 8/15/24(1)	1,435	1,428
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2022-1A, B 144A 2.750%, 3/15/27(1)	$ 760	$ 732
		11,331

Consumer Loans—1.1%
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	743	740
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	788
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(1)	400	374
2021-ST8, A 144A 1.750%, 10/20/29(1)	462	429
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(1)	436	427
		2,758

Credit Card—0.6%
Mercury Financial Credit Card Master Trust
2021-1A, A 144A 1.540%, 3/20/26(1)	675	644
2022-1A, A 144A 2.500%, 9/21/26(1)	735	699
		1,343

Other—5.8%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	120	119
2019-A, C 144A 4.010%, 7/16/40(1)	915	841
2020-AA, D 144A 7.150%, 7/17/46(1)	815	701
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	919	776
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	376	343
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	630	625
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)	840	786
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	830	805
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,039	889
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	569	521
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	960	783
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	694	602
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	613	551
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	961
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	665	559

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	$ 124	$ 122
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	644	623
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(1)	635	614
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	977	914
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	1,000	952
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	458	439
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	884	711
		14,237

Total Asset-Backed Securities (Identified Cost $31,565)		29,669

Corporate Bonds and Notes—39.6%
Communication Services—2.0%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	660	390
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	970	836
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	490	333
CT Trust 144A 5.125%, 2/3/32(1)	610	536
DISH DBS Corp. 7.750%, 7/1/26	440	355
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	560	463
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	475	304
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	350	325
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	555	242
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	790	704
Telesat Canada 144A 6.500%, 10/15/27(1)	365	105
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	455	370
		4,963

Consumer Discretionary—3.5%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)	870	813
144A 5.500%, 8/11/32(1)	285	273
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	125	88
144A 7.125%, 7/15/29(1)	570	331
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	480	381
Clarios Global LP 144A 8.500%, 5/15/27(1)	450	439
	Par Value	Value

Consumer Discretionary—continued
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	$ 240	$ 250
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	543	424
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	335	235
eG Global Finance plc 144A 8.500%, 10/30/25(1)	495	461
Ford Motor Co. 4.750%, 1/15/43	475	341
Ford Motor Credit Co. LLC 4.125%, 8/17/27	455	407
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	450	406
M/I Homes, Inc. 4.950%, 2/1/28	815	724
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	355	261
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	345	290
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	575	539
Nordstrom, Inc. 4.250%, 8/1/31	720	515
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	715	527
PulteGroup, Inc.
7.875%, 6/15/32	525	583
6.375%, 5/15/33	230	229
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	24	25
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	175	167
		8,709

Consumer Staples—1.0%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	285	260
BAT Capital Corp. 7.750%, 10/19/32	859	924
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	315	294
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	465	320
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	790	682
		2,480

Energy—8.0%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	840	834
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	385	357
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	580	569
BP Capital Markets plc 4.875% (7)	865	757
Callon Petroleum Co. 144A 7.500%, 6/15/30(1)	240	220

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	$ 679	$ 694
CrownRock LP 144A 5.625%, 10/15/25(1)	415	400
Ecopetrol S.A. 4.625%, 11/2/31	770	587
Enbridge, Inc. 7.625%, 1/15/83	685	676
Energy Transfer LP Series H 6.500% (7)	660	568
HF Sinclair Corp. 5.875%, 4/1/26	675	676
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	485	432
144A 6.000%, 2/1/31(1)	485	418
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(4)	200	184
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	670	547
Kinder Morgan, Inc. 7.750%, 1/15/32	640	720
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	660	634
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(3)	375	5
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	375	353
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	590	559
Occidental Petroleum Corp. 6.125%, 1/1/31	840	848
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(3)(7)	124	—(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	600	551
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	1,465	1,180
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(9)	1,580	75
Petroleos Mexicanos
6.500%, 3/13/27	740	672
6.700%, 2/16/32	1,250	980
7.690%, 1/23/50	735	508
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	565	515
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	780	637
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	1,090	891
Southwestern Energy Co. 5.375%, 2/1/29	615	570
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	485	499
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	415	372
Transocean, Inc. 144A 11.500%, 1/30/27(1)	31	31
USA Compression Partners LP 6.875%, 4/1/26	410	393
Var Energi ASA 144A 7.500%, 1/15/28(1)	280	285
	Par Value	Value

Energy—continued
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	$ 55	$ 48
144A 4.125%, 8/15/31(1)	485	413
		19,658

Financials—10.3%
Acrisure LLC 144A 7.000%, 11/15/25(1)	790	726
Allstate Corp. (The) Series B 5.750%, 8/15/53	720	677
Ally Financial, Inc. Series B 4.700% (7)	1,119	748
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	735	632
Banco Mercantil del Norte S.A. 144A 6.625% (1)(7)	855	705
Banco Santander Chile 144A 3.177%, 10/26/31(1)	935	793
Bank of America Corp. 2.482%, 9/21/36	840	617
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	500	518
Series G 4.700%(7)	795	763
Barclays plc 7.437%, 11/2/33	580	608
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	798
Blackstone Private Credit Fund 2.625%, 12/15/26	430	356
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	535	397
Brighthouse Financial, Inc. 5.625%, 5/15/30	663	631
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	340	289
Charles Schwab Corp. (The) Series H 4.000% (7)	1,035	825
Citadel LP 144A 4.875%, 1/15/27(1)	605	562
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	470	277
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	558	516
Credit Suisse Group AG 144A 9.016%, 11/15/33(1)	570	584
Discover Financial Services 6.700%, 11/29/32	513	522
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	83	82
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	970	874
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	740	609
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	975	886
JPMorgan Chase & Co.
5.717%, 9/14/33	570	556
1.953%, 2/4/32	795	608

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	$ 430	$ 361
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	740	603
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.283%, 4/20/67(5)	870	626
MetLife, Inc. Series G 3.850% (7)	875	813
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	650	559
Morgan Stanley 6.342%, 10/18/33	710	744
Northern Trust Corp. 6.125%, 11/2/32	705	743
OWL Rock Core Income Corp. 4.700%, 2/8/27	422	381
Prudential Financial, Inc.
5.625%, 6/15/43	700	688
5.125%, 3/1/52	192	175
6.000%, 9/1/52	117	113
Santander Holdings USA, Inc. 4.400%, 7/13/27	700	668
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	839
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	624
Wells Fargo & Co. Series BB 3.900% (7)	1,295	1,134
		25,230

Health Care—2.3%
1375209 BC Ltd. 144A 9.000%, 1/30/28(1)	75	73
Akumin, Inc. 144A 7.000%, 11/1/25(1)	665	476
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	31
144A 11.000%, 9/30/28(1)	133	104
144A 14.000%, 10/15/30(1)	26	15
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	556	476
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	325	272
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	70	36
144A 6.125%, 4/1/30(1)	710	352
144A 4.750%, 2/15/31(1)	650	472
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	630	523
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(1)	605	619
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	165	43
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	325	306
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(10)	345	262
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	340	335
144A 10.000%, 4/15/27(1)	173	176
	Par Value	Value

Health Care—continued
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	$ 510	$ 294
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	540	468
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	555	424
		5,757

Industrials—3.1%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	578	550
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	616
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	544
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	335	278
Boeing Co. (The)
5.150%, 5/1/30	295	288
3.750%, 2/1/50	450	309
5.930%, 5/1/60	220	200
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	10	10
144A 9.500%, 1/1/31(1)	340	349
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	780	637
Deluxe Corp. 144A 8.000%, 6/1/29(1)	255	210
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	580	459
Icahn Enterprises LP
6.250%, 5/15/26	340	327
5.250%, 5/15/27	60	55
OT Merger Corp. 144A 7.875%, 10/15/29(1)	240	127
Pentair Finance S.a.r.l. 5.900%, 7/15/32	605	593
Promontoria Holding 264 B.V. 144A 7.875%, 3/1/27(1)	210	194
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	350	324
Sempra Global 144A 3.250%, 1/15/32(1)	814	649
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	648	583
TransDigm, Inc. 5.500%, 11/15/27	310	291
		7,593

Information Technology—2.4%
CDW LLC 3.569%, 12/1/31	682	562
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	110	103
144A 6.500%, 10/15/28(1)	155	143
Dell International LLC 8.100%, 7/15/36	160	179
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	618	564

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
HP, Inc. 5.500%, 1/15/33	$ 780	$ 733
Kyndryl Holdings, Inc. 3.150%, 10/15/31	795	530
Leidos, Inc. 2.300%, 2/15/31	960	735
Micron Technology, Inc. 6.750%, 11/1/29	586	595
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	35	33
Oracle Corp. 6.150%, 11/9/29	795	825
TD SYNNEX Corp. 2.375%, 8/9/28	785	633
Viasat, Inc. 144A 5.625%, 9/15/25(1)	195	181
		5,816

Materials—3.7%
Albemarle Corp. 5.050%, 6/1/32	665	627
ArcelorMittal S.A. 6.800%, 11/29/32	595	592
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(11)	960	668
Avient Corp. 144A 7.125%, 8/1/30(1)	85	83
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	710	641
Celanese U.S. Holdings LLC
5.900%, 7/5/24	230	230
6.165%, 7/15/27	195	192
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	750	752
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(1)	765	607
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	700	631
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	620	567
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	591	546
Suzano Austria GmbH 2.500%, 9/15/28	645	541
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	890	783
Teck Resources Ltd. 6.125%, 10/1/35	510	504
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	740	703
144A 6.625%, 11/1/25(1)	296	256
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	230	186
		9,109

Real Estate—1.9%
EPR Properties 3.600%, 11/15/31	475	344
GLP Capital LP
5.750%, 6/1/28	229	225
	Par Value	Value

Real Estate—continued
3.250%, 1/15/32	$ 81	$ 65
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)	485	399
Kite Realty Group Trust 4.750%, 9/15/30	840	739
MPT Operating Partnership LP 3.500%, 3/15/31	510	350
Office Properties Income Trust 4.500%, 2/1/25	900	815
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	845	618
Service Properties Trust 4.950%, 2/15/27	455	358
VICI Properties LP
4.950%, 2/15/30	375	357
5.125%, 5/15/32	375	347
		4,617

Utilities—1.4%
CMS Energy Corp. 4.750%, 6/1/50	860	744
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	385	407
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	975	885
Ferrellgas LP
144A 5.375%, 4/1/26(1)	150	136
144A 5.875%, 4/1/29(1)	175	144
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	708
Vistra Corp. 144A 8.000% (1)(7)	295	282
		3,306

Total Corporate Bonds and Notes (Identified Cost $112,035)		97,238

Leveraged Loans—11.2%
Aerospace—0.6%
Air Canada (3 month LIBOR + 3.500%) 8.130%, 8/11/28(5)	118	116
Amentum Government Services Holdings LLC Tranche B-3 (6 month Term SOFR + 4.000%) 7.560% - 8.760%, 2/15/29(5)	219	213
Brown Group Holding LLC (1 month LIBOR + 2.500%) 6.884%, 6/7/28(5)	262	256
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 9.996%, 6/21/27(5)	346	356
TransDigm, Inc.
Tranche E (3 month LIBOR + 2.250%) 6.980%, 5/30/25(5)	316	313
Tranche F (3 month LIBOR + 2.250%) 6.980%, 12/9/25(5)	220	217
		1,471

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Chemicals—0.6%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 7.898%, 12/13/29(5)	$ 395	$ 386
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 3.750%) 8.139%, 11/24/27(5)	304	294
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.173%, 11/8/27(5)	702	690
		1,370

Consumer Non-Durables—0.4%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 9.920%, 12/8/28(5)	299	285
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 8.384%, 6/30/24(5)	269	248
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 8.580%, 8/12/24(5)	439	378
		911

Energy—0.7%
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 9.230%, 6/17/27(5)	425	418
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 8.592%, 10/18/28(5)	273	270
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 7.924%, 10/5/28(5)	422	416
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 8.800%, 9/27/24(5)	713	711
		1,815

Financials—0.2%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 7.634%, 7/31/27(5)	163	142
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.077%, 6/15/25(5)	271	264
Citadel Securities LP Tranche B (1 month Term SOFR + 3.114%) 7.438%, 2/2/28(5)	167	165
		571

Food / Tobacco—0.4%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 8.071%, 5/23/25(5)	337	298
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 8.515%, 7/12/29(5)	235	226
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 7.884%, 9/23/27(5)	239	227
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.230%, 3/31/28(5)	$ 239	$ 222
		973

Forest Prod / Containers—0.6%
Anchor Glass Container Corp. 2017 (1-3 month LIBOR + 2.750%) 7.480% - 7.562%, 12/7/23(5)	274	198
Mauser Packaging Solutions Holding Co. (1 month LIBOR + 3.250%) 7.370%, 4/3/24(5)	494	481
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 7.634%, 1/31/25(5)	474	434
TricorBraun, Inc. (1 month LIBOR + 3.250%) 7.634%, 3/3/28(5)	246	234
		1,347

Gaming / Leisure—0.9%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 7.134%, 12/23/24(5)	249	248
Carnival Corp. Tranche B (1 month LIBOR + 3.000%) 7.384%, 6/30/25(5)	141	135
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 11.884%, 5/1/28(5)	252	251
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 8.730%, 4/26/28(5)	335	320
Playa Resorts Holding B.V. (3 month Term SOFR + 4.250%) 8.576%, 1/5/29(5)	964	958
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.753%, 11/1/26(5)	129	127
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.110%, 4/29/26(5)	282	278
		2,317

Health Care—1.2%
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 7.634%, 9/29/28(5)	402	392
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.730%, 10/1/27(5)	240	225
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 8.980%, 8/19/28(5)	265	260
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 8.230%, 11/30/27(5)	267	253
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 7.134%, 2/14/25(5)	448	417

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 7.634%, 3/5/26(5)	$ 314	$ 293
Tranche B-3 (1 month LIBOR + 3.500%) 7.884%, 3/5/26(5)	101	95
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 7.634%, 11/15/28(5)	184	176
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 8.480%, 10/1/26(5)	280	268
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.092%, 11/20/26(5)	350	300
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.134%, 7/2/25(5)	390	343
		3,022

Housing—0.2%
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.384%, 3/18/29(5)	342	339
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 7.884%, 6/2/28(5)	173	165
2022 (1 month Term SOFR + 3.600%) 7.923%, 6/2/28(5)	50	48
		552

Information Technology—1.6%
Applied Systems, Inc. 2027, Second Lien (3 month Term SOFR + 6.750%) 11.330%, 9/19/27(5)	366	362
CDK Global, Inc. (3 month Term SOFR + 4.500%) 9.080%, 7/6/29(5)	150	148
ConnectWise LLC (3 month LIBOR + 3.500%) 7.884%, 9/29/28(5)	137	130
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 7.634%, 7/30/27(5)	267	255
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 8.384%, 12/1/27(5)	333	319
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 7.884%, 7/1/24(5)	797	785
Infinite Bidco LLC First Lien (3 month LIBOR + 3.250%) 7.980%, 3/2/28(5)	393	375
Open Text Corp. (3 month LIBOR + 3.750%) 0.000%, 8/25/29(5)	295	288
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 7.634%, 3/10/28(5)	401	379
Proofpoint, Inc. (3 month LIBOR + 3.250%) 7.985%, 8/31/28(5)	137	132
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 7.384%, 4/24/28(5)	255	242
Sophia LP Tranche B (1 month LIBOR + 3.500%) 8.230%, 10/7/27(5)	339	327
	Par Value	Value

Information Technology—continued
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 8.998%, 5/3/27(5)	$ 25	$ 23
2021-2, First Lien (3 month LIBOR + 3.250%) 6.998%, 5/4/26(5)	133	126
		3,891

Manufacturing—0.7%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 7.409%, 10/8/27(5)	228	223
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 9.480%, 6/23/28(5)	340	323
Second Lien (3 month LIBOR + 8.250%) 12.980%, 6/25/29(5)	140	123
Chart Industries, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 12/7/29(5)	240	237
Filtration Group Corp. (1 month LIBOR + 3.000%) 7.384%, 3/31/25(5)	376	371
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.173%, 2/23/29(5)	89	86
Star U.S. Bidco LLC (3 month LIBOR + 4.250%) 8.980%, 3/17/27(5)	298	283
		1,646

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.384%, 8/2/27(5)	371	361
Media / Telecom - Diversified Media—0.4%
Cinemark USA, Inc. (1-3 month LIBOR + 1.750%) 6.140% - 6.480%, 3/31/25(5)	314	300
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 8.316%, 7/28/28(5)	274	258
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.000%) 8.822%, 4/11/29(5)	285	254
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.140%, 5/18/25(5)	269	263
		1,075

Media / Telecom - Telecommunications—0.1%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 7.875%, 10/2/27(5)	268	236
Metals / Minerals—0.2%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 7.748%, 7/31/26(5)	465	448
Retail—0.4%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 7.239%, 11/8/27(5)	367	355

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Retail—continued
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 8.134%, 3/6/28(5)	$ 351	$ 337
PetsMart LLC (1 month LIBOR + 3.750%) 8.130%, 2/11/28(5)	265	259
Rising Tide Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 9.485%, 6/1/28(3)(5)	252	113
		1,064

Service—1.2%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 8.258%, 7/27/28(5)	246	233
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 6.566%, 3/20/25(5)	342	304
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 7.639%, 2/6/26(5)	383	379
DXP Enterprises, Inc. (3 month Term SOFR + 5.350%) 9.955%, 12/23/27(5)	338	321
Garda World Security Corp. Tranche B-2 (3 month LIBOR + 4.250%) 8.930%, 10/30/26(5)	115	112
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 8.890%, 1/29/26(5)	289	285
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 7.730%, 11/23/28(5)	252	245
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.134%, 2/1/28(5)	245	238
PODS LLC (1 month LIBOR + 3.000%) 7.384%, 3/31/28(5)	266	251
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 7.634%, 2/10/29(5)	264	256
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 8.134%, 12/21/27(5)	337	330
		2,954

Transportation - Automotive—0.4%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 7.634%, 4/30/26(5)	291	285
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 6.384%, 11/2/23(5)	457	446
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 8.165%, 10/28/27(5)	187	164
		895

Utilities—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.134%, 8/1/25(5)	261	257
	Par Value	Value

Utilities—continued
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 9.438%, 2/23/29(5)	$ 158	$ 157
Tranche C (1 month Term SOFR + 5.000%) 9.438%, 2/23/29(5)	21	21
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 10.073%, 1/29/27(5)	250	227
Tranche C (1 month Term SOFR + 5.750%) 10.073%, 1/29/27(5)	14	13
		675

Total Leveraged Loans (Identified Cost $28,500)		27,594

	Shares
Preferred Stocks—1.5%
Financials—1.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525(12)	457
MetLife, Inc. Series D, 5.875%	478(12)	454
Truist Financial Corp. Series Q, 5.100%	880(12)	814
Zions Bancorp NA, 6.950%	38,525	982
		2,707

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.099%(5)	1,055(12)	1,037
Total Preferred Stocks (Identified Cost $3,816)		3,744

Common Stocks—0.1%
Consumer Discretionary—0.1%
Mark IV Industries(3)(13)	446	—
MYT Holding LLC Class B(3)(13)	42,729	25
NMG Parent LLC(3)(13)	836	121
		146

Energy—0.0%
Frontera Energy Corp.(6)(13)	1,112	10
Total Common Stocks (Identified Cost $326)		156

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(3)(13)	6,252	7
Total Rights (Identified Cost $5)		7

Total Long-Term Investments—97.2% (Identified Cost $266,370)		239,030

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(14)	3,173,864	$ 3,174
Total Short-Term Investment (Identified Cost $3,174)		3,174

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(14)(15)	170,316	170
Total Securities Lending Collateral (Identified Cost $170)		170

TOTAL INVESTMENTS—98.6% (Identified Cost $269,714)		$242,374
Other assets and liabilities, net—1.4%		3,523
NET ASSETS—100.0%		$245,897

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $122,420 or 49.8% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of December 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	Amount is less than $500.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	100% of the income received was in cash.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	81%
Canada	3
Mexico	2
Netherlands	1
Luxembourg	1
Saudi Arabia	1
Indonesia	1
Other	10
Total	100%
† % of total investments as of December 31, 2022.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$29,669	$—	$29,669	$—
Corporate Bonds and Notes	97,238	—	97,233	5
Foreign Government Securities	14,071	—	13,902	169
Leveraged Loans	27,594	—	27,481	113
Mortgage-Backed Securities	33,246	—	33,246	—
Municipal Bonds	1,498	—	1,498	—
U.S. Government Securities	31,807	—	31,807	—
Equity Securities:
Preferred Stocks	3,744	982	2,762	—
Common Stocks	156	10	—	146(1)
Rights	7	—	—	7
Money Market Mutual Fund	3,174	3,174	—	—
Securities Lending Collateral	170	170	—	—
Total Investments	$242,374	$4,336	$237,598	$440

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $283 were transferred from Level 2 to Level 3 due to an decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.